BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS

	Year ended March 31,
	2025	2024

(Loss) attributable to equity holders of the company ($)	(7,970,071)	(16,825,461)
Weighted average number of ordinary shares in issue (adjusted)	39,488,256	29,343,727
Basic and dilutive loss per share (dollars per share)	(0.20)	(0.57)

Year ended March 31,
2023

(Loss) attributable to equity holders of the company ($)	(13,271,685)
Weighted average number of ordinary shares in issue (adjusted)	22,257,058
Basic and dilutive loss per share (dollars per share)	(0.61)